BORROWINGS - Supplemental information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplemental Borrowings [Roll Forward]
Net cash flows from financing activities	$ 192	$ (636)	$ (402)
Non-recourse borrowings
Supplemental Borrowings [Roll Forward]
Beginning balance	16,072	13,715
Net cash flows from financing activities	493	588
Acquisition	0	1,160
Disposal	(587)	(164)
Other	(2,203)	773
Ending balance	13,775	16,072	$ 13,715
Net cash flow from financing activities related to tax equity	310	(19)
Borrowings acquired through asset acquisitions	0	$ 31
Non-controlling interests	$ 1,507